Leases - Other information (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases
Weighted-average remaining lease term Operating leases	6 years 1 month 6 days	3 years 9 months 18 days
Weighted-average remaining lease term Finance leases	3 years 1 month 6 days	3 years 1 month 6 days
Weighted-average discount rate Operating leases	5.63%	5.82%
Weighted-average discount rate Finance leases	5.79%	5.70%